Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule of long-term debt [Table Text Block]

Long-term loans, notes and other long-term debt to unrelated parties consisted of the following:

Millions of dollars	2012		2011
Senior Notes due 2017, $2,250 million, 8.0%	$	- -	$619
Senior Notes due 2017, €375 million, 8.0%		- -	134
Senior Notes due 2018, $3,240 million, 11.0%		- -	1,922
Senior Notes due 2019, $2,000 million, 5.0%		2,000	- -
Senior Notes due 2021, $1,000 million, 6.0%		1,000	1,000
Senior Notes due 2024, $1,000 million, 5.75%		1,000	- -
Guaranteed Notes due 2027, $300 million, 8.1%		300	300
Other		5	9
Total		4,305	3,984
Less current maturities		(1)	(4)
Long-term debt		$4,304	$3,980

Schedule of short-term debt [Table Text Block]

Short-term loans, notes and other short-term debt to unrelated parties consisted of the following:

Millions of dollars	2012		2011
$2,000 million Senior Revolving Credit Facility	$	- -	$	- -
$2,000 million Senior Secured Asset-Based Revolving Credit Facility		- -		- -
$1,000 million U.S. Receivables Securitization Facility		- -		- -
€450 million European Receivables Securitization Facility		- -		- -
Financial payables to equity investees		9		10
Other		86		38
Total short-term debt		$95		$48